Intangible Assets Including Goodwill - Intangible Assets by Class (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Intangible asset balances by major asset class
Gross Carrying Amount	$ 6,489	$ 7,260
Accumulated Amortization	(3,402)	(3,518)
Net Carrying Amount	3,087	3,742
Capitalized software
Intangible asset balances by major asset class
Gross Carrying Amount	1,568	1,600
Accumulated Amortization	(629)	(790)
Net Carrying Amount	939	810
Client relationships
Intangible asset balances by major asset class
Gross Carrying Amount	2,068	2,358
Accumulated Amortization	(1,123)	(1,080)
Net Carrying Amount	945	1,278
Completed technology
Intangible asset balances by major asset class
Gross Carrying Amount	2,156	2,586
Accumulated Amortization	(1,296)	(1,376)
Net Carrying Amount	860	1,210
Patents/trademarks
Intangible asset balances by major asset class
Gross Carrying Amount	641	668
Accumulated Amortization	(330)	(256)
Net Carrying Amount	311	413
Other intangible assets
Intangible asset balances by major asset class
Gross Carrying Amount	56	47
Accumulated Amortization	(23)	(16)
Net Carrying Amount	$ 32	$ 31